Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest income
Loans, including fees	$ 12,364	$ 12,021
Mortgage-backed securities	22	31
Other securities	18	13
Interest-bearing deposits and other	419	635
Total interest income	12,823	12,700
Interest expense
Deposits	2,405	1,976
Borrowings	1,094	1,276
Total interest expense	3,499	3,252
Net interest income	9,324	9,448
Provision for loan losses	103	11
Net interest income after provision for loan losses	9,221	9,437
Non-interest income
Earnings on bank-owned life insurance	76	74
Net gains on sales of loans	186	29
Net gain on sales of REO	5	10
Valuation adjustment for REO	(36)	(66)
Net gains on sales of property		9
Other	168	187
Total non-interest income	399	243
Non-interest expense
Employee compensation and benefits	5,536	5,796
Occupancy and equipment	568	671
Voice and data communications	151	249
Advertising	170	226
Outside service fees	176	150
Data processing	541	442
Audit and accounting	165	40
Franchise and other taxes	259	255
Foreclosure and REO expense, net	66	102
Goodwill impairment	13,560
Other	711	796
Total non-interest expense	21,903	8,727
(Loss) income before income taxes	(12,283)	953
Federal income tax expense
Current	128
Deferred	136	141
Total federal income tax expense	264	141
NET (LOSS) INCOME	$ (12,547)	$ 812
(LOSS) EARNINGS PER SHARE Basic and diluted (in Dollars per share)	$ (1.52)	$ 0.10